Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	Dec. 31, 2023
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	20 years
Office and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	3 years
Office and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	5 years
Motor Vehicles [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	4 years
Motor Vehicles [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	10 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	5 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	10 years